Subsequent events (Details) - Apr. 30, 2015 - Subsequent Event - One of the founders of the Company - Pledge of collateral to PRC bank for its loan to related party - CNY (¥) ¥ in Billions	Total
Subsequent events
Investment in wealth management products, aggregate principal amount	¥ 7.3
Investment in wealth management products, interest rate per annum	5.00%
Related party's PRC bank loan	¥ 6.9